Long-term provisions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Provisions
Balance at beginning of year	R 19,960	R 17,727
Capitalised in property, plant and equipment and assets under construction	2,947	1,925
Reduction in rehabilitation provision capitalised	(183)	(1)
Transfer to held for sale liabilities	(304)	(54)
Per the income statement	(2,208)	430
additional provisions and changes to existing provisions	(842)	39
reversal of unutilised amounts	(59)	(297)
effect of change in discount rate	(1,307)	688
Notional interest	945	857
Utilised during year (cash flow)	(734)	(1,099)
Foreign exchange differences recognised in income statement	1,587	127
Translation of foreign operations	895	48
Balance at end of year	22,905	19,960
Environmental
Provisions
Balance at beginning of year	18,742	14,933
Capitalised in property, plant and equipment and assets under construction	2,947	1,925
Reduction in rehabilitation provision capitalised	(183)	(1)
Transfer to held for sale liabilities	(303)	(51)
Per the income statement	(2,012)	1,095
additional provisions and changes to existing provisions	(695)	415
reversal of unutilised amounts	(10)	(8)
effect of change in discount rate	(1,307)	688
Notional interest	941	849
Utilised during year (cash flow)	(668)	(159)
Foreign exchange differences recognised in income statement	1,574	109
Translation of foreign operations	752	42
Balance at end of year	21,790	18,742
Share-based payments
Provisions
Balance at beginning of year	264	1,101
Per the income statement	(205)	(440)
additional provisions and changes to existing provisions	(205)	(440)
Utilised during year (cash flow)	(7)	(397)
Foreign exchange differences recognised in income statement	(5)
Translation of foreign operations	4
Balance at end of year	51	264
Other
Provisions
Balance at beginning of year	954	1,693
Transfer to held for sale liabilities	(1)	(3)
Per the income statement	9	(225)
additional provisions and changes to existing provisions	58	64
reversal of unutilised amounts	(49)	(289)
Notional interest	4	8
Utilised during year (cash flow)	(59)	(543)
Foreign exchange differences recognised in income statement	18	18
Translation of foreign operations	139	6
Balance at end of year	R 1,064	R 954